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[LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005


HEATHER C. HARKER
Associate General Counsel
Legal Affairs
Phone: 212-578-9631

March 8, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Paragon Separate Account C
       File No. 811-07982

Ladies and Gentlemen:

Annual Reports dated December 31, 2018 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account C of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205; and

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker, Esq.
Associate General Counsel
Metropolitan Life Insurance Company